Nature of Operations and Summary of Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss attributable to common stockholders	$ (437,100)	$ (493,400)	$ (1,620,200)	$ (1,608,000)	$ 235,600	$ (1,390,400)
Effect of dilutive securities:
Diluted net loss	$ (437,100)	$ (493,000)	$ (1,620,200)	$ (1,608,000)	$ 235,600	$ (1,390,400)
Weighted average common shares outstanding - basic	4,180,054	3,513,517	3,737,318	3,513,517
Dilutive securities (a): Options
Dilutive securities (a): Warrants
Weighted average common shares outstanding and assumed conversion - diluted	4,180,054	3,513,517	3,737,318	3,513,517
Basic net loss per common share	$ (0.10)	$ (0.14)	$ (0.43)	$ (0.46)
Diluted net loss per common share	$ (0.10)	$ (0.14)	$ (0.43)	$ (0.46)
(a) - Anti-dilutive securities excluded:	164,308	102,690	164,308	102,690	139,742